11. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Tables
Future minimum payments under non-cancelable operating leases and non-cancelable contracts
2016	$1,270,509
2017	$1,117,855
2018	$734,166
2019	$420,568
2020	$342,891
2021	$55,600